Net Income Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Reconciliation Of Net Income (Loss) And Weighted Average Units
A reconciliation of net income and weighted average units used in computing basic and diluted net income per unit is as follows:

	Years Ended December 31,
	2014	2013	2012
Income from continuing operations	$1,060	$282	$1,383
Less: Income from continuing operations attributable to noncontrolling interest	434	99	1,070
Income from continuing operations, net of noncontrolling interest	626	183	313
Less: General Partner’s interest in income from continuing operations	2	—	1
Less: Class D Unitholder’s interest in income from continuing operations	2	—	—
Income from continuing operations available to Limited Partners	$622	$183	$312
Basic Income from Continuing Operations per Limited Partner Unit:
Weighted average limited partner units	1,088.6	1,121.8	1,066.9
Basic income from continuing operations per Limited Partner unit	$0.58	$0.17	$0.29
Basic income (loss) from discontinued operations per Limited Partner unit	$—	$0.01	$—
Diluted Income from Continuing Operations per Limited Partner Unit:
Income from continuing operations available to Limited Partners	$622	$183	$312
Dilutive effect of equity-based compensation of subsidiaries and distributions to Class D Unitholder	(2)	—	(1)
Diluted income from continuing operations available to Limited Partners	620	183	311
Weighted average limited partner units	1,088.6	1,121.8	1,066.9
Dilutive effect of unconverted unit awards	2.2	—	—
Weighted average limited partner units, assuming dilutive effect of unvested unit awards	1,090.8	1,121.8	1,066.9
Diluted income from continuing operations per Limited Partner unit	$0.57	$0.17	$0.29
Diluted income (loss) from discontinued operations per Limited Partner unit	$0.01	$0.01	$—